CAPITAL STOCK (Details Narrative) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Jul. 18, 2022	Jul. 06, 2022	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Maximum aggregate offering price			$ 50,000,000
Issuance and sales, shares			1,150,000
Gross proceeds from stock			$ 26,500
Cash fund, description			The Sales Agreement permits the Company to sell in an ATM program up to $50,000,000 of ordinary shares from time to time, the amount of which is included in the $200,000,000 of securities that may be offered, issued and sold by the Company under the base prospectus. The sales under the prospectus will be deemed to be made pursuant to an ATM program as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended (the “Securities Act”). Upon termination of the Sales Agreement, any portion of the $50,000,000 included in the Sales Agreement prospectus that is not sold pursuant to the Sales Agreement will be available for sale in other offerings pursuant to the base prospectus.
Number of stock sold					90,888
Gross proceeds from stock sold					$ 2,600
Net proceeds from stock sold					$ 2,500
Number of shares exchanged	1,070,000
Minority interest, percentage	21.68%
Number of ordinary share issued		94,508
Tarus Therapeutics Inc [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold			2,425,999
A T M [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold			186,604	166,145
Net proceeds from sale			$ 700	$ 900
Lincoln [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold				480,000
Number of ordinary share issued		94,508
Net proceeds from sale				$ 2,000